Financial risk management - Summary Of Percentage Of Change In Currency Exchange Rate (Detail) - US Dollar - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Five Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (19,746)	S/ (42,218)
Ten Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (39,492)	(84,437)
Fifteen Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (59,237)	(126,655)
Five Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 19,746	42,218
Ten Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 39,492	84,437
Fifteen Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 59,237	S/ 126,655